INTANGIBLE ASSETS AND GOODWILL (Schedule of estimated amortization expense) (Details) - USD ($)	Mar. 31, 2024	Jan. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
March 31, 2025	$ 1,323,108
March 31, 2026	1,323,108
March 31, 2027	1,323,108
March 31, 2028	1,323,108
March 31, 2029	994,158
Estimated aggregate amortization expense, Total	$ 6,286,590	$ 6,482,865